Flow-Through Share Premium Liability	12 Months Ended
Dec. 31, 2024
Flow-Through Share Premium Liability
Flow-Through Share Premium Liability
10.	Flow-Through Share Premium Liability

The following is a continuity schedule of the liability related to flow-through share issuances:

In $000s
Balance, December 31, 2022	$4,557
Creation of flow-through share premium liability on issuance of flow-through shares	3,658
Settlement of flow-through share premium liability pursuant to qualified expenditures	(5,078)
Balance, December 31, 2023	$3,137
Creation of flow-through share premium liability on issuance of flow-through shares	20,000
Settlement of flow-through share premium liability pursuant to qualified expenditures	(17,429)
Balance, December 31, 2024	$5,708

Issued during the year ended December 31, 2024: As a result of the issuance of flow-through shares during the year ended December 31, 2024, the Company had a commitment to incur $27,572,000 and $72,428,000 in qualifying CDE on or before December 31, 2024 and December 31, 2025, respectively. During the year ended December 31, 2024, the commitment to incur CDE on or before December 31, 2024 was fully satisfied, and $43,889,000 of the commitment to incur CDE on or before December 31, 2025 was satisfied, with $28,539,000 of this commitment remaining as of December 31, 2024.

Issued during the year ended December 31, 2023: As a result of the issuance of flow-through shares during the year ended December 31, 2023, the Company had a commitment to incur $15,275,000 in qualifying Canadian exploration expenses on or before December 31, 2024. As of December 31, 2023, the remaining commitment was $13,483,000, which was fully satisfied during the year ended December 31, 2024.